Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ 47,565	$ 31,176	$ 68
State			2,319	6,736	210
Foreign			113	25	13
Total current			49,997	37,937	291
Deferred:
Federal			(39,339)	0	0
State			(2,651)	0	0
Foreign			(11)	0	0
Total deferred	$ (32,288)	$ (26,693)	(42,001)	0	0
Total income tax expense	$ 65,958	$ (16,911)	$ 7,996	$ 37,937	$ 291